Consolidated Statement of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Capital Stock[Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2011	$ 331,156	$ 436,606	$ 14,061	$ 16,225	$ (135,736)
Comprehensive loss:
Net loss	(14,520)				(14,520)
Shares issued:
Stock-based compensation expense (Note 11(d))	3,894		3,894
Exercise of stock options (Note 11(c))	3,078	4,592	(1,514)
Sale of shares under Employee Share Purchase Plan (Note 11(c))	231	231
Shares repurchased under normal course issuer bid (Note 11(c))	(15,729)	(10,362)	(5,367)
Dividends declared (Note 11(c))	(15,848)				(15,848)
Ending Balance at Dec. 31, 2012	292,262	431,067	11,074	16,225	(166,104)
Comprehensive loss:
Net loss	(18,093)				(18,093)
Shares issued:
Stock-based compensation expense (Note 11(d))	4,192		4,192
Exercise of stock options (Note 11(c))	478	721	(243)
Sale of shares under Employee Share Purchase Plan (Note 11(c))	196	196
Shares repurchased under normal course issuer bid (Note 11(c))	(7,134)	(6,746)	(388)
Dividends declared (Note 11(c))	(18,792)				(18,792)
Ending Balance at Dec. 31, 2013	$ 253,109	$ 425,238	$ 14,635	$ 16,225	$ (202,989)